Promissory Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Schedule of Fair Value of Derivative Warrant Liability Assumptions

The fair value of the warrants were estimated using the Binomial model to determine the fair value of the derivative warrant liabilities using the following assumptions:

Principal Amount	June 30, 2019	June 30, 2020
Expected life	349 days	Expired
Volatility	100%
Risk free interest rate	1.95%
Dividend yield	0%
Share price	$0.05
Fair value	$0	$0
Change in derivative liability		$0

Additional Amount	June 30, 2019	June 30, 2020
Expected life	405 days	40 days
Volatility	100%	100%
Risk free interest rate	1.84%	1.49%
Dividend yield	0%	0%
Share price	$0.05	$0.73
Fair value	$0	$0
Change in derivative liability		$0

Promissory Notes Payable [Member]
Schedule of Fair Value of Derivative Warrant Liability Assumptions

The fair value of the warrants were estimated using the Binomial model to determine the fair value of the derivative warrant liabilities using the following assumptions:

November 2019 issuance	June 30, 2020	September 30, 2020
Expected life	501 days	409 days
Volatility	100%	100%
Risk free interest rate	0.94%	0.75%
Dividend yield	0%	0%
Share price	$0.73	$0.43
Fair value	$150,161	$54,367
Change in derivative liability		$95,794

April 2020 issuance	June 30, 2020	September 30, 2020
Expected life	501 days	409 days
Volatility	100%	100%
Risk free interest rate	0.30%	0.28%
Dividend yield	0%	0%
Share price	$0.73	$0.43
Fair value	$186,410	$86,603
Change in derivative liability		$99,807

The fair value of the warrants were estimated using the Binomial model to determine the fair value of the derivative warrant liabilities using the following assumptions:

November 2019 issuance	November 14, 2019	June 30, 2020
Expected life	731 days	501 days
Volatility	100%	100%
Risk free interest rate	1.53%	0.94%
Dividend yield	0%	0%
Share price	$0.53	$0.73
Fair value	$106,622	$150,161
Change in derivative liability		$(43,539)

April 2020 issuance	April 24, 2020	June 30, 2020
Expected life	568 days	501 days
Volatility	100%	100%
Risk free interest rate	0.33%	0.30%
Dividend yield	0%	0%
Share price	$0.46	$0.73
Fair value	$99,901	$186,410
Change in derivative liability		$(86,509)

Schedule of Promissory Notes Outstanding Interest Payable
Amount

Balance, June 30, 2019	$-
Proceeds on issuance	300,000
Warrant valuation	(206,523)
Accretion expense	155,001
Balance, June 30, 2020	$248,478
Accretion expense	51,522
Debt settlement	(189,342)
Repayment	(110,658)
Balance, September 30, 2020	$-

As at June 30, 2020, the Company has an outstanding interest payable of $22,700 (June 30, 2019 - $nil).

Amount
Balance, June 30, 2019	$-
Proceeds on issuance	300,000
Warrant valuation	(206,523)
Accretion expense	155,001
Balance, June 30, 2020	$248,478